Income Taxes - Schedule of Gross Operating Loss Carryforwards and Tax Credit Carryforwards (Details) $ in Thousands	Jun. 30, 2025 USD ($)
Federal
Operating loss carryforwards:
Loss carryforwards	$ 31,278
Loss carryforwards, indefinite	1,754
Foreign
Tax credit carryforwards:
Tax credit carryforwards	12,964
Operating loss carryforwards:
Loss carryforwards	85,218
Loss carryforwards, indefinite	48,711
State
Tax credit carryforwards:
Tax credit carryforwards	15,976
Tax credit carryforwards, indefinite	79,179
Operating loss carryforwards:
Loss carryforwards	330,313
Loss carryforwards, indefinite	42,674
Federal research and development credits | Federal
Tax credit carryforwards:
Tax credit carryforwards	$ 121,286